FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
Schedule of fair value measurement of assets and liabilities

			Financial	Financial
		Observable	instruments	instruments
		input	measured at fair	measured at	Total carrying
Categories of financial assets and liabilities (USDm):		(level 2)	value	amortized cost	value
2021:
Financial assets
Loan receivables	1)	—	—	4.6	4.6
Freight receivables	1)	—	—	84.0	84.0
Other receivables		8.3	8.3	31.7	40.0
Cash and cash equivalents, including restricted cash	1)	—	—	171.7	171.7
Total		8.3	8.3	292.0	300.3

Financial liabilities
Borrowings	¹⁾ ²⁾	—	—	1,135.3	1,135.3
Trade payables	1)	—	—	35.3	35.3
Other liabilities	1)	11.2	11.2	32.5	43.7
Total		11.2	11.2	1,203.1	1,214.3

2020:
Financial assets
Loan receivables	1)	—	—	4.6	4.6
Freight receivables	1)	—	—	58.6	58.6
Other receivables		4.5	4.5	20.4	24.9
Cash and cash equivalents, including restricted cash	1)	—	—	135.6	135.6
Total		4.5	4.5	219.2	223.7

Financial liabilities
Borrowings	¹⁾ ²⁾	—	—	842.4	842.4
Trade payables	1)	—	—	14.4	14.4
Other liabilities	1)	24.7	24.7	35.1	59.8
Total		24.7	24.7	891.9	916.6

¹⁾    Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.

²⁾    See note 16.

³⁾    Derivative financial instruments are presented within the balance sheet line other receivables and other liabilities.